Right of Use Assets	12 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets	RIGHT OF USE ASSETS
The Company enters into leases for office space and data centers in Canada, the United States, Vietnam and the United Kingdom. These leases have remaining lease terms of 1 month to 5 years.
The following table provides a reconciliation of right-of-use assets for the years ended June 30, 2022 and June 30, 2021:

	June 30, 2022	June 30, 2021
Balance, beginning of year	$9,967	$9,182
Additions	1,330	3,480
Acquired (note 3)	2,484	—
Disposals	—	(209)
Adjustments	(633)	—
Amortization	(3,692)	(2,486)
Balance, end of year	$9,456	$9,967